Consolidated Statements of Operations - USD ($)		12 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Income Statement [Abstract]
Revenue		$ 6,328,425	$ 5,812,204	$ 3,538,973
Cost of revenue		(4,364,911)	(4,311,964)	(2,830,655)
Gross profit		1,963,514	1,500,240	708,318
Operating expenses
General administrative expenses		(935,014)	(471,550)	(342,678)
Profit from operations		1,028,500	1,028,690	365,640
Other income, net		2,013	4,938	21,685
Finance costs		(18,366)	(24,624)	(25,510)
Income before income tax		1,012,147	1,009,004	361,815
Provision for income tax expense		(212,810)	(128,787)	(31,283)
Net income for the year		799,337	880,217	330,532
Less: Net income attributable to non-controlling interests		(5,917)	(46,066)	(46,843)
Net income attributable to equity holders of the Company		$ 793,420	$ 834,151	$ 283,689
Basic earnings per ordinary share		$ 0.05	$ 0.06	$ 0.02
Diluted earnings per ordinary share		$ 0.05	$ 0.06	$ 0.02
Weighted average number of ordinary shares outstanding	[1]	15,000,000	15,000,000	15,000,000

[1]	Retrospectively presented for the effect of 15,000,000 shares issued on various dates between April 16, 2024 and November 18, 2024 in preparation of the Company’s initial public offering (Note 1).